Employee Benefits (Sensitivity Analysis) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumptions [Line Items]
Defined benefit obligation	$ 664	$ 993
Salary increase [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(11)
Salary increase [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(6)
Salary increase [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	6
Salary increase [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	11
Discount rate [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	28
Discount rate [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	14
Discount rate [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(14)
Discount rate [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(28)
Mortality table [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	13
Mortality table [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	6
Mortality table [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(6)
Mortality table [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	$ (13)